Lease liability and Right-of-use assets (Details 3) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Movements of the right-of-use assets [roll forward]
Additions to right-of-use assets	$ 143	$ 399
Depreciation, right-of-use assets	(75)	(149)
Lease contract terminations, right-of-use assets		(54)
Increase decrease through net exchange differences, right-of-use assets		12
Right-of-use assets at end of period	1,762	1,762
Discontinued operations
Movements of the right-of-use assets [roll forward]
Right-of-use assets at end of period	$ 269	$ 269